FINANCE COSTS	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
FINANCE COSTS
7.	FINANCE COSTS

	For the six months ended	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Interest on bank borrowings	123,066	54,806
Interest on other borrowings	1,162,729	1,162,719
Interest on lease liabilities	3,563	9,863

Total	1,289,358	1,227,388